Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Earnings from Discontinued Operations

Earnings from discontinued operations are summarized as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Revenues	1,553	1,501	3,136	2,986
Expenses	(1,022)	(1,352)	(2,220)	(2,671)
Earnings from discontinued operations before income tax	531	149	916	315
Tax (expense) benefit(1)	(16)	10	(884)	13
Earnings from discontinued operations, net of tax	515	159	32	328

Adjusted EBITDA (Financial & Risk)	472	458	998	919
Fair value adjustments	83	(54)	65	(124)
Depreciation	-	(43)	(14)	(87)
Amortization of computer software	-	(75)	(30)	(159)
Amortization of other identifiable intangible assets	-	(85)	(28)	(169)
Other operating losses, net	(19)	(20)	(60)	(29)
Net interest expense	(2)	(6)	(6)	(7)
Other finance income (costs)	5	(31)	-	(30)
Intellectual Property & Science (loss) earnings from discontinued operations	(8)	5	(9)	1
Earnings from discontinued operations before income tax	531	149	916	315

(1)

The three months and six months ended June 30, 2018 reflected a $32 million deferred tax benefit and an $812 million deferred tax charge, respectively, associated with the proposed sale of a 55% interest in the Financial & Risk business. These deferred taxes were not required before 2018 as the business was not considered held for sale until January 2018. The benefit in the three-month period represented a revision to an estimate recorded in the first quarter. The current and deferred tax consequences of the divestiture could vary significantly depending on the ultimate structure of the transaction.

Summary of Assets and Liabilities as Held for Sale

The assets and liabilities classified as held for sale in the consolidated statement of financial position are as follows:

June 30,
2018
Cash and cash equivalents(1)	356
Trade and other receivables	643
Other financial assets	12
Prepaid expenses and other current assets	272
Computer hardware and other property, net	436
Computer software, net	724
Other identifiable intangible assets, net	1,922
Goodwill	9,923
Other assets	140
Deferred tax	17
Total assets held for sale	14,445

Current indebtedness	1
Payables, accruals and provisions	762
Deferred revenue	193
Other financial liabilities	14
Provisions and other liabilities	422
Deferred tax	265
Total liabilities associated with assets held for sale	1,657

(1)

Includes cash and cash equivalents of $109 million, held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.

Summary of Disaggregation of Revenue by Type

The following tables disaggregate revenues by type and geography for the Financial & Risk segment for the three and six months ended June 30, 2018 and 2017:

	Three months ended June 30,		Six months ended June 30,
Revenues by type (Financial & Risk)	2018	2017	2018	2017
Recurring	1,314	1,277	2,645	2,547
Transactions	239	224	491	439
Total	1,553	1,501	3,136	2,986

Summary of Disaggregation of Revenue by Geography
Revenues by geography (Financial & Risk)	Three months ended June 30,		Six months ended June 30,
(country of destination)	2018	2017	2018	2017
U.S.	568	562	1,149	1,128
Canada (country of domicile)	34	33	67	64
Other	26	25	53	51
Americas (North America, Latin America, South America)	628	620	1,269	1,243

U.K.	232	216	472	423
Other	398	376	806	747
EMEA (Europe, Middle East and Africa)	630	592	1,278	1,170

Asia Pacific	295	289	589	573
Total	1,553	1,501	3,136	2,986